Operating Lease Liabilities (Details) - Schedule of supplemental balance sheet information related to leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating leases:
Operating lease, right-of-use assets, description	Operating lease, right-of-use assets
Operating lease right of use assets	$ 921
Operating lease liabilities - current, description	Operating lease liabilities - current
Current operating lease liabilities	$ 544
Operating lease liabilities, description	Operating lease liabilities
Non-current operating lease liabilities	$ 377
Total operating lease liabilities	$ 921
Weighted average remaining lease term (in years):
Operating leases		4 years
Weighted discount rate:
Operating leases		4.75%